UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/10

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

/s/Susan Chamberlain              Chicago, IL                             8/3/10
    [Signature]                  [City, State]                            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number               Name

      28-
      [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                               AS OF DATE: 6/30/10



REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   75

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,361,910
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.     13F FILE NUMBER       NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                                   00724f101    37235  1408825 SH       Sole                                    1408825
Advance Auto Parts                              00751y106     3573    71200 SH       Sole                                      71200
Alberto-Culver                                  013078100     1368    50500 SH       Sole                                      50500
Amazon                                          023135106    19097   174785 SH       Sole                                     174785
American Tower                                  029912201    37574   844350 SH       Sole                                     844350
Apple                                           037833100    58939   234320 SH       Sole                                     234320
Automatic Data Processing                       053015103    10825   268875 SH       Sole                                     268875
Berkshire Hathaway Class B                      084670702    39560   496422 SH       Sole                                     496422
BioMarin                                        09061g101     2267   119550 SH       Sole                                     119550
BlackRock                                       09247x101    15394   107350 SH       Sole                                     107350
Cameron Intl                                    13342b105     3223    99100 SH       Sole                                      99100
Cisco Systems                                   17275r102    37611  1764925 SH       Sole                                    1764925
Citrix Systems                                  177376100    63709  1508620 SH       Sole                                    1508620
Copart, Inc.                                    217204106     3212    89700 SH       Sole                                      89700
Costco                                          22160k105    17324   315950 SH       Sole                                     315950
Covidien                                        G2554F105    35662   887550 SH       Sole                                     887550
Diageo ADR                                      25243Q205    15265   243300 SH       Sole                                     243300
Disney                                          254687106    15434   489975 SH       Sole                                     489975
Donaldson                                       257651109     3024    70900 SH       Sole                                      70900
Expeditors International                        302130109    13637   395175 SH       Sole                                     395175
Exxon Mobil                                     30231G102    44008   771117 SH       Sole                                     771117
FactSet Research Systems                        303075105     1805    26950 SH       Sole                                      26950
Fiserv, Inc.                                    337738108     2829    61950 SH       Sole                                      61950
FormFactor                                      346375108     1028    95150 SH       Sole                                      95150
General Electric                                369604103      452    31375 SH       Sole                                      31375
Genzyme Corporation                             372917104    27646   544525 SH       Sole                                     544525
Global Payments                                 37940X102     2039    55800 SH       Sole                                      55800
Google                                          38259p508    30486    68515 SH       Sole                                      68515
Greenhill & Co.                                 395259104     1192    19500 SH       Sole                                      19500
H.J. Heinz                                      423074103    15607   361100 SH       Sole                                     361100
Halliburton Company                             406216101    27330  1113250 SH       Sole                                    1113250
Healthcare Services Group                       421906108     1831    96600 SH       Sole                                      96600
Heartland Express                               422347104     1613   111100 SH       Sole                                     111100
Honeywell International                         438516106    25118   643550 SH       Sole                                     643550
Hospira                                         441060100    34571   601750 SH       Sole                                     601750
IHS                                             451734107    17872   305925 SH       Sole                                     305925
Intel                                           458140100    15353   789375 SH       Sole                                     789375
Intl Business Machines                          459200101    31463   254800 SH       Sole                                     254800
Iron Mountain                                   462846106     2356   104900 SH       Sole                                     104900
Jacobs Engineering Group                        469814107     1886    51750 SH       Sole                                      51750
Kohl's Corporation                              500255104     9227   194250 SH       Sole                                     194250
Laboratory Corporation of Amer                  50540R409    35592   472350 SH       Sole                                     472350
Linear Technology                               535678106     1377    49500 SH       Sole                                      49500
McCormick & Co.                                 579780206     2321    61150 SH       Sole                                      61150
McKesson Corporation                            58155q103    30062   447615 SH       Sole                                     447615
Mead Johnson                                    582839106    16553   330270 SH       Sole                                     330270
Microsoft                                       594918104    37783  1642020 SH       Sole                                    1642020
MSC Industrial Direct                           553530106    13441   265325 SH       Sole                                     265325
NIKE                                            654106103    26758   396125 SH       Sole                                     396125
Noble Corporation                               H5833N103    14271   461700 SH       Sole                                     461700
Occidental Petroleum                            674599105    43260   560725 SH       Sole                                     560725
optionsXpress                                   684010101     1236    78500 SH       Sole                                      78500
Paychex                                         704326107      933    35925 SH       Sole                                      35925
PepsiCo                                         713448108    25210   413625 SH       Sole                                     413625
Portfolio Recovery Associates                   73640q105     2344    35100 SH       Sole                                      35100
Praxair                                         74005p104    25878   340550 SH       Sole                                     340550
Procter & Gamble                                742718109    13356   222675 SH       Sole                                     222675
QUALCOMM                                        747525103    25279   769750 SH       Sole                                     769750
Questar Corporation                             748356102    18801   413300 SH       Sole                                     413300
Range Resources                                 75281A109    54883  1366950 SH       Sole                                    1366950
Roper Industries                                776696106    19621   350625 SH       Sole                                     350625
Ross Stores                                     778296103     2180    40900 SH       Sole                                      40900
Sigma-Aldrich                                   826552101     2636    52900 SH       Sole                                      52900
Southwestern Energy                             845467109    34993   905625 SH       Sole                                     905625
Symantec Corporation                            871503108     1208    87050 SH       Sole                                      87050
TD Ameritrade                                   87236y108    22940  1499345 SH       Sole                                    1499345
Tiffany & Co.                                   886547108     2813    74200 SH       Sole                                      74200
United Technologies                             913017109    17461   269000 SH       Sole                                     269000
UPS                                             911312106    12041   211650 SH       Sole                                     211650
Visa                                            92826c839    31382   443565 SH       Sole                                     443565
WABCO                                           92927k102     2839    90200 SH       Sole                                      90200
Wal-Mart Stores                                 931142103    15114   314425 SH       Sole                                     314425
Waters Corporation                              941848103    29856   461450 SH       Sole                                     461450
Yum! Brands                                     988498101    46439  1189525 SH       Sole                                    1189525
Zebra Technologies                              989207105     1408    55500 SH       Sole                                      55500